Shareholders' Equity (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted	16,224	0	5,704
Share-Based Payment Arrangement, Expense	$ 12,598,000	$ 10,523,000	$ 5,815,000
Aggregate intrinsic Value, Outstanding	1,207,000	375,000	738,000
Aggregate intrinsic Value, Outstanding, Vested and expected to vest	$ 1,189,000	$ 375,000	$ 683,000
Percentage of outstanding shares grant	3.50%
Number of ordinary shares issued upon exercise of option	11,445	784	73,421
Unvested options	3,520	0
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted	541,248
Number of shares authorized for grant	1,571,557
Unrecognized share-based compensation expense	$ 25,200,000
Share-Based Payment Arrangement, Expense	12,489,000
Aggregate intrinsic Value, Outstanding	$ 78,770	$ 21,960	$ 46,040.00
Weighted average grant- date fair value, Vested	$ 26.43	$ 36.69	$ 34.33
Weighted average exercise price	$ 0
Percentage of outstanding shares grant	3.50%
Stock Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense	$ 100,000	$ 63,000	$ 110,000